Position of accounts subject to currency risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Currency Risk Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	R$ 114,021
Loans and advances to customers	5,529
Derivatives	289,245
Others	1,251
Total	410,046
Funding in foreign currency	80,991
Derivatives	225,554
Others	105,570
Total	412,115
Cash/Applications/Debt Instruments		R$ 42,860
Loans and advances to customers		5,803
Investments in Foreign Subsidiaries and Dependence		57,914
Derivatives		125,495
Others		25,866
Total		257,938
Liabilities:
Funding in foreign currency		61,173
Derivatives		147,911
Others		39,972
Total		249,056
Cash/Applications/Debt Instruments			R$ 12,406
Loans and advances to customers			4,776
Investments in Foreign Subsidiaries and Dependence			50,193
Derivatives			150,538
Others			10,521
Total			228,434
Funding in foreign currency			59,416
Derivatives			169,136
Others
Total			228,552
Currency Risk Euro [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	1,337
Loans and advances to customers	2,218
Derivatives	14,190
Others
Total	17,744
Funding in foreign currency	2,194
Derivatives	14,279
Others	1,220
Total	17,711
Cash/Applications/Debt Instruments		1,870
Loans and advances to customers		3,187
Investments in Foreign Subsidiaries and Dependence		215
Derivatives		10,451
Others
Total		15,723
Liabilities:
Funding in foreign currency		384
Derivatives		14,449
Others		219
Total		15,052
Cash/Applications/Debt Instruments			224
Loans and advances to customers			1,920
Investments in Foreign Subsidiaries and Dependence			3,557
Derivatives			13,053
Others			574
Total			19,328
Funding in foreign currency			925
Derivatives			20,184
Others			60
Total			21,169
Currency Risk Others [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	5,163
Loans and advances to customers	608
Derivatives	8,011
Others
Total	13,782
Funding in foreign currency	2,130
Derivatives	8,631
Others	2,912
Total	13,673
Cash/Applications/Debt Instruments		569
Loans and advances to customers		1,140
Investments in Foreign Subsidiaries and Dependence
Derivatives		2,795
Others
Total		4,504
Liabilities:
Funding in foreign currency
Derivatives		2,854
Others		437
Total		3,291
Cash/Applications/Debt Instruments			1
Loans and advances to customers
Investments in Foreign Subsidiaries and Dependence
Derivatives			9,712
Others
Total			9,713
Funding in foreign currency			49
Derivatives			8,515
Others			1,009
Total			9,573
Currency Risk Total [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	120,521
Loans and advances to customers	8,355
Derivatives	311,446
Others	1,251
Total	441,573
Funding in foreign currency	85,315
Derivatives	248,464
Others	109,701
Total	R$ 443,480
Cash/Applications/Debt Instruments		45,299
Loans and advances to customers		10,130
Investments in Foreign Subsidiaries and Dependence		58,129
Derivatives		138,741
Others		25,866
Total		278,165
Liabilities:
Funding in foreign currency		61,557
Derivatives		165,214
Others		40,629
Total		R$ 267,400
Cash/Applications/Debt Instruments			12,631
Loans and advances to customers			6,696
Investments in Foreign Subsidiaries and Dependence			53,750
Derivatives			173,303
Others			11,095
Total			257,475
Funding in foreign currency			60,390
Derivatives			197,835
Others			1,069
Total			R$ 259,294